Expense Example, No Redemption {- Franklin New York Intermediate-Term Tax-Free Income Fund} - Franklin New York Intermediate-Term Tax-Free Income Fund-21 - Franklin New York Intermediate-Term Tax-Free Income Fund - Class C
Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 126
3 Years	393
5 Years	681
10 Years	$ 1,500